Reconciliation Of Change In Benefit Obligation - Pinnacle Foods (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2013	Sep. 23, 2012	Sep. 29, 2013	Sep. 23, 2012	Dec. 30, 2012	Dec. 25, 2011	Dec. 26, 2010
Amounts recognized in the Consolidated Balance Sheets
Accrued pension benefits	$ (93,090)		$ (93,090)		$ (100,918)	$ (93,406)
Pinnacle Foods Pension Plan [Member]
Change in Benefit Obligation
Net benefit obligation at beginning of the period			97,755	91,660	91,660	83,814	78,740
Service cost	52	277	52	832	786	893	1,228
Interest cost	1,092	1,028	3,006	3,085	4,081	4,263	4,558
Actuarial loss					9,460	7,388	6,173
Gross benefits paid					(4,922)	(4,698)	(4,239)
Curtailment gain					(3,310)		(2,646)
Net benefit obligation at end of the period					97,755	91,660	83,814
Change in Plan Assets
Fair value of plan assets at beginning of the period			64,230	57,802	57,802	55,226	45,948
Employer contributions	1,200	1,700	2,000	3,600	4,141	6,829	8,881
Actual return on plan assets					7,209	445	4,636
Gross benefits paid					(4,922)	(4,698)	(4,239)
Fair value of plan assets at end of the period					64,230	57,802	55,226
Funded status at end of the year					(33,525)	(33,858)	(28,588)
Amounts recognized in the Consolidated Balance Sheets
Accrued pension benefits					(33,525)	(33,858)	(28,588)
Net amount recognized at end of the period					(33,525)	(33,858)	(28,588)
Amounts recognized in Accumulated Other Comprehensive Loss
Net loss / (gain)					32,283	30,802	20,339
Prior service cost						345	386
Net amount recognized at end of the period					32,283	31,147	20,725
Accumulated benefit obligation					$ 97,755	$ 88,196	$ 79,753
Weighted average assumptions
Discount rate					3.98%	4.59%	5.45%
Expected return on plan assets					7.00%	7.50%	7.50%
Rate of compensation increase						3.00%	3.00%